RELATED PARTY TRANSACTIONS - Related Parties Transactions (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Chuanbang | Cash collection service
Related Party Transaction [Line Items]
Expenses from transactions with related party	¥ 39	¥ 79	¥ 790
Bolton School | Franchise income from Bolton School
Related Party Transaction [Line Items]
Revenue from related party	462	518	1,379
Bolton School | Training service
Related Party Transaction [Line Items]
Expenses from transactions with related party	¥ 811	305	1,112
Ningxia Company | Franchise, training and consulting service
Related Party Transaction [Line Items]
Revenue from related party		(11)	143
Beijing Huimoer Technology Co., Ltd | Technical consulting service and labour expenses
Related Party Transaction [Line Items]
Expenses from transactions with related party		148	1,333
Ms. Han Lijuan
Related Party Transaction [Line Items]
Interest income derived from the loan to related party		¥ 81	¥ 325